Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Foreign Currency Forwards	$ 3,858,635	$ 4,671,486
TOTAL	$ 3,858,635	$ 4,671,486